Employee Benefits Expenses - Details of Employee Benefit Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits expenses
Wages and salaries	€ 2,056	€ 2,116	€ 2,296
Social security expenses	745	770	834
Other employee benefits	110	37	2
Employee benefits expenses	2,911	2,923	3,132
Costs and provisions for temp work	0	0	0
Miscellaneous expenses for personnel and other labor-related services rendered:
Charges for termination benefit incentives	28	10	11
Corporate restructuring expenses	680	156	439
Other	7	17	7
Miscellaneous expenses for personnel and other labor-related services rendered	715	183	457
Total	€ 3,626	€ 3,106	€ 3,589